SHARE CAPITAL - Share Capital Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares issued (repurchased)
Beginning balance (in shares)	272,840,692	272,176,046
Normal Course Issuer Bid (NCIB) (in shares)	(1,048,680)	(677,666)
Shares issued under DRIP (in shares)	554,906	323,048
Stock-based compensation exercised (in shares)	414,548	491,341
Preferred units exchanged (in shares)	0	554,832
Shares repurchased and reserved for restricted share awards (in shares)	(123,643)	(26,909)
Ending balance (in shares)	272,637,823	272,840,692
Share capital
Equity at beginning of period	$ 2,124,618
Normal course issuer bid (NCIB)	8,749
Shares issued under DRIP	4,440	$ 3,995
Stock-based compensation exercised	9,380	3,164
Preferred units exchanged		8,015
Shares repurchased and reserved for restricted share awards	(1,074)	(250)
Equity at end of period	$ 2,122,830	2,124,618
Maximum shares available to be repurchased in NCIB (in shares)	2,500,000
Weighted average share price of shares issued through DRIP (in dollars per share)	$ 8.00
Number of DSUs exercised (in shares)	356,941
Number of share options exercised in share-based payment arrangement (in shares)	57,607
Share price of shares repurchased and reserved for restricted shares (in dollars per share)	$ 8.69
TSX
Number of shares issued (repurchased)
Normal Course Issuer Bid (NCIB) (in shares)	(525,267)
NYSE
Number of shares issued (repurchased)
Normal Course Issuer Bid (NCIB) (in shares)	(523,413)
Share capital
Share capital
Equity at beginning of period	$ 2,124,618	2,114,783
Normal course issuer bid (NCIB)	(7,112)	(4,580)
Shares issued under DRIP	4,440	3,995
Stock-based compensation exercised	1,958	2,655
Preferred units exchanged	0	8,015
Shares repurchased and reserved for restricted share awards	(1,074)	(250)
Equity at end of period	2,122,830	$ 2,124,618
Share capital | TSX
Share capital
Normal course issuer bid (NCIB)	7,112
Share capital | NYSE
Share capital
Normal course issuer bid (NCIB)	$ 1,637